Document and Entity Information	May 20, 2020
Cover [Abstract]
Entity Registrant Name	Ruths Hospitality Group, Inc.
Amendment Flag	false
Entity Central Index Key	0001324272
Document Type	8-K
Document Period End Date	May 20, 2020
Entity Incorporation State Country Code	DE
Entity File Number	000-51485
Entity Tax Identification Number	72-1060618
Entity Address, Address Line One	1030 W. Canton Avenue
Entity Address, Address Line Two	Ste. 100
Entity Address, City or Town	Winter Park
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32789
City Area Code	(407)
Local Phone Number	333-7440
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	RUTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false